KALMAR POOLED INVESTMENT TRUST

3701 Kennett Pike

Wilmington, DE 19807

May 4, 2016

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Kalmar Pooled Investment Trust
1933 Act File No. 333-13593 1940 Act File No. 811-07853

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned certifies on behalf of Kalmar Pooled Investment Trust (the “Trust”) that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act for the Trust did not differ from those contained in Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, which became effective on April 30, 2016 and was filed electronically via EDGAR on April 26, 2016 (SEC Accession Number 0001193125-16-556412).

Please direct any communications concerning this filing to Kimberly R. Portmann, Chief Compliance Officer of the Trust, at (302) 658-7575.

Very truly yours,

/s/ Ford B. Draper, Jr.
Ford B. Draper, Jr.
President

cc:	John P. Falco, Esq.
Lisa King, Esq. Kimberly R. Portmann, Kalmar Pooled Investment Trust